RECONCILIATION TO FORM 5500 - Reconciliation of Net Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase per the financial statements	$ 17,523,897
Change in excess contributions payable	(1,655)
Change in miscellaneous	3
Net income per Form 5500	$ 17,522,245